                          THE DIRECTOR VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                        FOR THE DIRECTOR VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2388
33-73570

                       THE BB&T DIRECTOR VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                     FOR THE BB&T DIRECTOR VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2391
33-73570

                          THE AMSOUTH VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                        FOR THE AMSOUTH VARIABLE ANNUITY



Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2398
33-73570

                      THE DIRECTOR SELECT VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                    FOR THE DIRECTOR SELECT VARIABLE ANNUITY



Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2399
33-73570

                      THE DIRECTOR CHOICE VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                    FOR THE DIRECTOR CHOICE VARIABLE ANNUITY



Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2400
33-73570